Income Taxes - Reconciliation of the Beginning and Ending Amount of Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year	$ 184,554	$ 151,653	$ 139,663
Expiration of tax attributes	0	(25,771)	0
Net charges to (income) expense	(13,723)	58,672	11,990
Balance at end of year	$ 170,831	$ 184,554	$ 151,653